Note 9 - Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2015
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	For the six months ended June 30,
	2014	2015

Net loss attributable to common shareholders’	(7,881,596)	(9,514,709)

Weighted average common shares – Outstanding	5,244,685	5,784,025
Basic and diluted loss per share	(1.50)	(1.64)